Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of the Company's Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the Company's fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017. The amounts presented below for cash equivalents and assets and liabilities held in separate accounts differ from the amounts presented in the balance sheet because only certain investments or certain assets and liabilities within these line items are measured at estimated fair value. The fair value amount and the majority of the associated levels presented for assets and liabilities held in separate accounts are received directly from third parties.

	December 31, 2018
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.9	$—		$0.9		$—
State, municipalities and political subdivisions	3.2	—		3.2		—
Foreign governments	0.3	—		0.3		—
Asset-backed	7.9	—		7.9		—
Residential mortgage-backed	2.5	—		2.5		—
U.S. Corporate	25.4	—		25.4		—
Foreign Corporate	8.5	—		8.5		—
Short-term investments	0.7	0.7	(1)	—		—
Cash equivalents	0.5	0.5	(1)	—		—
Assets held in separate accounts	10.2	6.4	(2)	3.8	(3)	—
Total financial assets	$60.1	$7.6		$52.5		$—
Financial Liabilities
Liabilities related to separate accounts	$10.2	$6.4	(2)	$3.8	(3)	$—

	December 31, 2017
	Total	Level 1		Level 2		Level 3
Financial Assets
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.8	$—		$0.8		$—
State, municipalities and political subdivisions	4.2	—		4.2		—
Foreign governments	0.4	—		0.4		—
Asset-backed	8.2	—		7.5		0.7
Residential mortgage-backed	3.2	—		3.2		—
U.S. Corporate	29.4	—		29.4		—
Foreign Corporate	8.4	—		8.4		—
Equity securities:
Non-redeemable preferred stocks	0.2	—		0.2		—
Short-term investments	1.3	1.3	(1)	—		—
Cash equivalents	0.5	0.5	(1)	—		—
Assets held in separate accounts	11.0	6.1	(2)	4.9	(3)	—
Total financial assets	$67.6	$7.9		$59.0		$0.7
Financial Liabilities
Liabilities related to separate accounts	$11.0	$6.1	(2)	$4.9	(3)	$—
(1)  Primarily includes money market funds.
(2)  Primarily includes mutual funds and related obligations.
(3)  Primarily includes fixed maturity securities and related obligations.

Summary of the Change in Balance Sheet Carrying Value Associated with Level 3 Financial Assets Carried at Fair Value
The following tables summarize the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value during the years ended December 31, 2018 and 2017:

	Year Ended December 31, 2018
	Balance, beginning of period	Purchases	Sales	Transfers out (1)	Balance, end of period
Fixed maturity securities:
Asset-backed securities	0.7	—	—	(0.7)	—
Total level 3 assets	$0.7	$—	$—	$(0.7)	$—

	Year Ended December 31, 2017
	Balance, beginning of period	Purchases	Sales	Transfers out (1)	Balance, end of period
Fixed maturity securities:
Asset-backed securities	$—	$7.7	$—	$(7.0)	$0.7
U.S. corporate	0.9	—	(0.1)	(0.8)	—
Total level 3 assets	$0.9	$7.7	$(0.1)	$(7.8)	$0.7
(1) Transfers are primarily attributable to changes in the availability of observable market information and re-evaluation of the observability of valuation inputs.

Schedule of Carrying Value, Fair Value Amount and Hierarchy Level of the Financial Instruments That Are Not Recognized or Are Not Carried at Fair Value
The following tables disclose the carrying value, fair value amount and hierarchy level of the financial instruments that are not recognized or are not carried at fair value in the balance sheet:

	December 31, 2018
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$5.5	$5.7	$—	$—	$5.7

	December 31, 2017
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal) (1)	$5.8	$6.3	$—	$—	$6.3
Funds withheld under reinsurance	0.1	0.1	0.1	—	—
Total financial liabilities	$5.9	$6.4	$0.1	$—	$6.3
(1)  Only the fair value of the Company's policy reserves for investment-type contracts (those without significant mortality or morbidity risk) are reflected in the table above.